PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2022	$3,935	$(673)	$1,541	$4,803
Additions, net of disposals	435	5	—	440
Non-cash additions	7	(4)	—	3
Depreciation expense	—	(110)	—	(110)
Fair value adjustments	—	—	100	100
Net foreign currency exchange differences	(430)	75	(163)	(518)
Balance at December 31, 2022	$3,947	$(707)	$1,478	$4,718
Additions, net of disposals	236	6	—	242
Non-cash additions	4	(3)	—	1
Depreciation expense	—	(59)	—	(59)
Net foreign currency exchange differences	209	(38)	76	247
Balance at June 30, 2023	$4,396	$(801)	$1,554	$5,149